Derivative Financial Instruments - Additional Information, Derivative Liabilities (Details) $ in Thousands, warrant in Millions					1 Months Ended		3 Months Ended	12 Months Ended
	Jun. 23, 2023 $ / Ounce	Mar. 24, 2023 $ / Ounce	Dec. 05, 2022 USD ($)	Apr. 20, 2022 USD ($)	Aug. 31, 2022 MWh brazilianRealPerMegawatt	Apr. 30, 2021 oz $ / shares shares	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / Ounce shares oz	Dec. 31, 2022 USD ($) warrant $ / Ounce shares oz	Jan. 31, 2024 $ / Ounce oz	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 $ / shares
Derivative Financial Instruments [Line Items]
Derivative hedging instrument, settlement term, maximum								1 year
Current portion of derivative liabilities								$ 8,829	$ 1,899
Derivative liabilities								11,082	8,806
Current portion of derivative liabilities								$ 19,911	$ 10,705
Number of securities called by warrant (in shares) | shares						1			1
Warrants, percentage of profits received									90.00%
Solaris Resources Inc
Derivative Financial Instruments [Line Items]
Number of securities called by warrant (in shares) | shares									0.25
Share Purchase Warrants
Derivative Financial Instruments [Line Items]
Number of warrants (in shares) | shares								0	602,353				1,669,517
Weighted average exercise price (in dollars per share) | $ / shares											$ 0	$ 5.30		$ 8.69
Number of other equity instruments granted In sharebased payment arrangement (in shares) | shares						5,000,000
$5.05 - $5.30 | Share Purchase Warrants
Derivative Financial Instruments [Line Items]
Number of warrants (in shares) | warrant									0.6
Weighted average exercise price (in dollars per share) | $ / shares												$ 5.30
Greenstone Gold Mines LP
Derivative Financial Instruments [Line Items]
Loss on change in fair value of contingent consideration								$ 3,000	$ 1,700
Greenstone Gold Mines LP
Derivative Financial Instruments [Line Items]
Additional ownership interest acquired						10.00%
Contingent consideration, mass of refined gold delivered (in ounces) | oz						2,200
Contingent consideration, mass of refined gold delivered, milestone one (in ounces) | oz						250,000
Contingent consideration, mass of refined gold delivered, milestone two (in ounces) | oz						500,000
Contingent consideration, mass of refined gold delivered, milestone three (in ounces) | oz						700,000
Gold contract
Derivative Financial Instruments [Line Items]
Fixed price basis of per ounce | $ / Ounce	$ / Ounce 2,109	$ / Ounce 2,170
Gold collars and forward contracts
Derivative Financial Instruments [Line Items]
Derivative financial assets (liabilities)								(4,000)	0
Current portion of derivative liabilities								2,300
Derivative liabilities								1,700
Current portion of derivative liabilities								4,009	$ 0				$ 33,336
Gold collars
Derivative Financial Instruments [Line Items]
Derivative total weight per month (in ounces) | oz									3,750
Derivative ounces remaining to be delivered (in ounces) | oz									0
Forward swap contracts
Derivative Financial Instruments [Line Items]
Average price of hedging instrument (in dollars per ounce) | $ / Ounce									1,350
Derivative total weight per month (in ounces) | oz									4,583
Power purchase agreement
Derivative Financial Instruments [Line Items]
Current portion of derivative liabilities								2,300
Derivative liabilities								2,100
Delivery megawatts | MWh					14.6
Delivery over period					10 years
Financial instruments designated as hedging instruments, at fair value								4,400	$ 0
Recognized loss on derivative purchase agreement								4,400	0
Current portion of derivative liabilities								4,420	0
Power purchase agreement | Bottom of range
Derivative Financial Instruments [Line Items]
Delivery fixed prices rang megawatts | brazilianRealPerMegawatt					166.0
Power purchase agreement | Top of range
Derivative Financial Instruments [Line Items]
Delivery fixed prices rang megawatts | brazilianRealPerMegawatt					252.0
Solaris warrant liability
Derivative Financial Instruments [Line Items]
Current portion of derivative liabilities									0				$ 27,697
Solaris warrant liability | Solaris Resources Inc
Derivative Financial Instruments [Line Items]
Securities called by warrant, price per share (in dollars per share) | $ / shares						$ 10.00
Solaris warrant liability | Share Purchase Warrants
Derivative Financial Instruments [Line Items]
Proceeds from exercise of warrants			$ 51,900	$ 40,100			$ 53,400
Marketable securities carrying amount			$ 51,900	56,400			$ 53,400
Warrant liability				16,300
Cumulative on marketable securities transferred, net of tax				$ 15,800
Contingent consideration – Greenstone
Derivative Financial Instruments [Line Items]
Current portion of derivative liabilities								11,279	8,280
Contingent consideration – Greenstone | Greenstone Gold Mines LP
Derivative Financial Instruments [Line Items]
Current portion of derivative liabilities								4,000
Derivative liabilities								7,300
Current portion of derivative liabilities								$ 11,300	$ 8,300
Put option strike price
Derivative Financial Instruments [Line Items]
Average price of hedging instrument (in dollars per ounce) | $ / Ounce								1,954
Derivative hedging instrument remaining quantity | oz								112,124
Put option strike price | Potential ordinary share transactions
Derivative Financial Instruments [Line Items]
Average price of hedging instrument (in dollars per ounce) | $ / Ounce										2,000
Put option strike price | Gold collars
Derivative Financial Instruments [Line Items]
Average price of hedging instrument (in dollars per ounce) | $ / Ounce								1,929	1,325
Total notional quantity (in ounces) | oz								253,608
Put option strike price | Gold collars | Potential ordinary share transactions
Derivative Financial Instruments [Line Items]
Total notional quantity (in ounces) | oz										43,000
Call option strike price
Derivative Financial Instruments [Line Items]
Average price of hedging instrument (in dollars per ounce) | $ / Ounce								2,166
Call option strike price | Gold collars
Derivative Financial Instruments [Line Items]
Average price of hedging instrument (in dollars per ounce) | $ / Ounce								2,127	1,425
Call option strike price | Gold collars | Potential ordinary share transactions
Derivative Financial Instruments [Line Items]
Average price of hedging instrument (in dollars per ounce) | $ / Ounce										2,201
Spot Price | Gold collars
Derivative Financial Instruments [Line Items]
Average price of hedging instrument (in dollars per ounce) | $ / Ounce	264	1,290